Stock-Based Compensation (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended						12 Months Ended							12 Months Ended			3 Months Ended				9 Months Ended				12 Months Ended
	Oct. 01, 2013	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012	Dec. 27, 2010	Dec. 28, 2010	May 31, 2013 IPO [Member]	Mar. 10, 2011 Class B Common Stock [Member]	Jan. 01, 2013 General and Administrative Expense [Member]	Jan. 03, 2012 General and Administrative Expense [Member]	Dec. 28, 2010 General and Administrative Expense [Member]	Jan. 01, 2013 2010 Stock Incentive Plan Post-Merger [Member]	Jan. 01, 2013 2010 Stock Incentive Plan Pre-Merger [Member]	Jan. 01, 2013 2010 Stock Incentive Plan Pre-Merger [Member] Class A Common Stock [Member]	Jan. 01, 2013 1998 Stock Option Plan [Member]	Jan. 01, 2013 Capitalized Internal Costs [Member]	Jan. 03, 2012 Capitalized Internal Costs [Member]	Dec. 28, 2010 Capitalized Internal Costs [Member]	Oct. 01, 2013 Stock Option [Member]		Oct. 02, 2012 Stock Option [Member]		Oct. 01, 2013 Stock Option [Member]		Oct. 02, 2012 Stock Option [Member]		Dec. 27, 2010 Stock Option [Member]	Dec. 28, 2010 Stock Option [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option term	4 years											10 years
Vesting period												4 years
Stock based compensation expense									$ 1,200,000	$ 1,300,000	$ 5,600,000					$ 81,000	$ 75,000	$ 83,000	$ 131,000	[1]	$ 315,000	[1]	$ 4,065,000	[1]	$ 921,000	[1]
2010 Merger-transaction expenses																												3,700,000
Cash settled in period																											4,939,389
Cash consideration																											$ 8.67
Accelerated shares					2,393,725
Number of shares authorized	750,100	750,100					3,750,500					3,168,705	480,641	1,471,350	8,969,350
Number of shares available for grant			193,711
Exercises in period, intrinsic value				16,000		147,000
Unrecognized compensation cost			$ 3,400,000
Period for recognition			2 years
Number of warrants issued								86,550
Exercise price	8.67	8.67						8.67
Number of securities exercised	23,289	23,289
Warrants outstanding	57,700	57,700
Discount from market place	85.00%	85.00%
ESPP, shares issued		14,425
Shares reserved for future issuance	735,675	735,675

[1]	Stock-based compensation expense includes $45,000 related to the Employee Stock Purchase Plan in the third quarter and first three quarters of 2013 and is included in general and administrative expense on the consolidated statements of income. Of the total stock-based compensation recognized in the first three quarters of 2013, $2.0 million related to accelerated vesting of outstanding stock options at the IPO and $1.2 million related to stock options granted at the IPO to 2 executive officers of which 50% were vested at the time of grant.